RELATED PARTIES (Details) - LaunchLabs Agreement - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Payments to related party	$ 85,000	$ 13,000
Due to related parties	$ 0